Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments
37.	FINANCIAL INSTRUMENTS

a.	Categories of financial instruments

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
FVTPL (Note 1)	$6,451.1	$569.8
Available-for-sale financial assets	71,891.3	98,248.5
Held-to-maturity financial assets	38,917.7	20,821.7
Hedging derivative financial assets	5.6	34.4
Loans and receivables (Note 2)	673,592.9	684,416.6

	$790,858.6	$804,091.0

Financial liabilities
FVTPL (Note 1)	$191.1	$26.7
Hedging derivative financial liabilities	—	15.6
Amortized cost (Note 3)	387,046.2	340,501.2

	$387,237.3	$340,543.5

Note 1:	Including held for trading and designated as at FVTPL.
Note 2:	Including cash and cash equivalents, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 3:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable, long-term bank loans, and guarantee deposits.

b.	Financial risk management objectives

The Company seeks to ensure sufficient cost-efficient funding readily available when needed. The Company manages its exposure to foreign currency risk, interest rate risk, equity price risk, credit risk and liquidity risk with the objective to reduce the potentially adverse effects the market uncertainties may have on its financial performance.

The plans for material treasury activities are reviewed by Audit Committees and/or Board of Directors in accordance with procedures required by relevant regulations or internal controls. During the implementation of such plans, Corporate Treasury function must comply with certain treasury procedures that provide guiding principles for overall financial risk management and segregation of duties.

c.	Market risk

The Company is exposed to the financial market risks, primarily changes in foreign currency exchange rates, interest rates and equity investment prices.

Foreign currency risk

Most of the Company’s operating activities are denominated in foreign currencies. Consequently, the Company is exposed to foreign currency risk. To protect against reductions in value and the volatility of future cash flows caused by changes in foreign exchange rates, the Company utilizes derivative financial instruments, such as forward exchange contracts and cross currency swaps, and non-derivative financial instruments, such as foreign currency-denominated debt, to partially hedge its currency exposure.

The Company’s sensitivity analysis of foreign currency risk mainly focuses on the foreign currency monetary items and the derivatives financial instruments at the end of the reporting period. Assuming an unfavorable 10% movement in the levels of foreign exchanges relative to the New Taiwan dollar, the net income for the years ended December 31, 2015, 2016 and 2017 would have decreased by NT$902.1 million, NT$111.3 million and NT$867.9 million, respectively, and the other comprehensive income for the year ended December 31, 2017 would have decreased by NT$265.9 million.

Interest rate risk

The Company is exposed to interest rate risk primarily related to its outstanding debt and investments in fixed income securities. All of the Company’s bonds payable have fixed interest rates and are measured at amortized cost. As such, changes in interest rates would not affect the future cash flows. On the other hand, because interest rates of the Company’s long-term bank loans are floating, changes in interest rates would affect the future cash flows but not the fair value.

Assuming the amount of the long-term bank loans at the end of the reporting period had been outstanding for the entire period and all other variables were held constant, a hypothetical 100 basis point (1.00%) increase in interest rates would have resulted in an increase in the interest expense, net of tax, by approximately NT$0.3 million for both the years ended December 31, 2015 and 2016, respectively. As of December 31, 2017, the Company had no outstanding long-term bank loans.

The Company classified its investments in fixed income securities as held-to-maturity and available-for-sale financial assets. Because held-to-maturity fixed income securities are measured at amortized cost, changes in interest rates would not affect the fair value. On the other hand, available-for-sale fixed income securities are exposed to fair value fluctuations caused by changes in interest rates. The Company utilized interest rate futures to partially hedge the interest rate risk on its available-for-sale fixed income investments. These hedges may offset only a small portion of the financial impact from movements in interest rates.

Based on a sensitivity analysis performed at the end of the reporting period, a hypothetical 100 basis points (1.00%) increase in interest rates across all maturities would have resulted in a decrease in other comprehensive income by NT$1,600.9 million and NT$2,119.7 million for the years ended December 31, 2016 and 2017, respectively.

Other price risk

The Company is exposed to equity price risk arising from available-for-sale equity investments.

Assuming a hypothetical decrease of 5% in prices of the equity investments at the end of the reporting period for the years ended December 31, 2015, 2016 and 2017, the other comprehensive income would have decreased by NT$260.0 million, NT$342.6 million and NT$351.5 million, respectively.

d.	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company is exposed to credit risk from operating activities, primarily trade receivables, and from investing activities, primarily deposits, fixed-income investments and other financial instruments with banks. Credit risk is managed separately for business related and financial related exposures. As of the end of the reporting period, the Company’s maximum credit risk exposure is mainly from the carrying amount of financial assets.

Business related credit risk

The Company has considerable trade receivables outstanding with its customers worldwide. A substantial majority of the Company’s outstanding trade receivables are not covered by collateral or credit insurance. While the Company has procedures to monitor and limit exposure to credit risk on trade receivables, there can be no assurance such procedures will effectively limit its credit risk and avoid losses. This risk is heightened during periods when economic conditions worsen.

As of December 31, 2016 and 2017, the Company’s ten largest customers accounted for 74% and 70% of accounts receivable, respectively. The Company believes the concentration of credit risk is not material for the remaining accounts receivable.

Financial credit risk

The Company regularly monitors and reviews the concentration limit applied to counterparties and adjusts the concentration limit according to market conditions and the credit standing of the counterparties. The Company mitigates its exposure by limiting the exposure to any individual counterparty and by selecting counterparties with investment-grade credit ratings.

e.	Liquidity risk management

The objective of liquidity risk management is to ensure the Company has sufficient liquidity to fund its business requirements associated with existing operations over the next 12 months. The Company manages its liquidity risk by maintaining adequate cash and cash equivalent, short-term available-for-sale financial assets and short-term held-to-maturity financial assets.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	2-3 Years	4-5 Years	5+ Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2016

Non-derivative financial liabilities
Short-term loans	$57,974.6	$—	$—	$—	$57,974.6
Accounts payable (including related parties)	27,324.5	—	—	—	27,324.5
Payables to contractors and equipment suppliers	63,154.5	—	—	—	63,154.5
Accrued expenses and other current liabilities	20,713.3	—	—	—	20,713.3
Bonds payable	40,669.5	99,161.5	35,340.7	22,979.4	198,151.1
Long-term bank loans	10.5	20.1	2.5	—	33.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	12,000.2	13,060.5	1,609.9	—	26,670.6

	221,847.1	112,242.1	36,953.1	22,979.4	394,021.7

Derivative financial instruments
Forward exchange contracts
Outflows	40,571.8	—	—	—	40,571.8
Inflows	(40,586.3)	—	—	—	(40,586.3)

	(14.5)	—	—	—	(14.5)

Cross currency swap contracts
Outflows	5,478.0	—	—	—	5,478.0
Inflows	(5,487.6)	—	—	—	(5,487.6)

	(9.6)	—	—	—	(9.6)

	$221,823.0	$112,242.1	$36,953.1	$22,979.4	$393,997.6

December 31, 2017

Non-derivative financial liabilities
Short-term loans	$63,802.0	$—	$—	$—	$63,802.0
Accounts payable (including related parties)	30,069.2	—	—	—	30,069.2
Payables to contractors and equipment suppliers	55,723.8	—	—	—	55,723.8
Accrued expenses and other current liabilities	24,659.7	—	—	—	24,659.7
Bonds payable	60,176.8	68,378.8	7,777.7	18,203.6	154,536.9
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	8,493.8	7,503.1	83.7	—	16,080.6

	242,925.3	75,881.9	7,861.4	18,203.6	344,872.2

Derivative financial instruments
Forward exchange contracts
Outflows	67,393.5	—	—	—	67,393.5
Inflows	(67,957.9)	—	—	—	(67,957.9)

	(564.4)	—	—	—	(564.4)

	$242,360.9	$75,881.9	$7,861.4	$18,203.6	$344,307.8

f.	Fair value of financial instruments

1)	Fair value measurements recognized in the consolidated statements of financial position

Fair value measurements are grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

2)	Fair value of financial instruments that are measured at fair value on a recurring basis

Fair value hierarchy

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Held for trading
Forward exchange contracts	$—	$142.4	$—	$142.4
Cross currency swap contracts	—	11.0	—	11.0
Designated as at FVTPL
Time deposit	—	6,297.7	—	6,297.7

	$—	$6,451.1	$—	$6,451.1

Available-for-sale financial assets
Corporate bonds	$—	$29,999.5	$—	$29,999.5
Agency bonds/Agency mortgage-backed securities	—	14,880.5	—	14,880.5
Asset-backed securities	—	11,254.7	—	11,254.7
Government bonds	8,347.0	110.4	—	8,457.4
Publicly traded stocks	3,196.7	—	—	3,196.7

	$11,543.7	$56,245.1	$—	$67,788.8

Hedging derivative financial assets
Fair value hedges
Interest rate futures contracts	$5.6	$—	$—	$5.6

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$91.6	$—	$91.6
Designated as at FVTPL
Forward exchange contracts	—	99.5	—	99.5

	$—	$191.1	$—	$191.1

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Held for trading
Forward exchange contracts	$—	$569.8	$—	$569.8

Available-for-sale financial assets
Corporate bonds	$—	$40,165.2	$—	$40,165.2
Agency bonds/Agency mortgage-backed securities	—	29,235.4	—	29,235.4
Asset-backed securities	—	13,459.5	—	13,459.5
Government bonds	7,716.0	101.7	—	7,817.7
Publicly traded stocks	2,548.1	—	—	2,548.1
Commercial paper	—	148.3	—	148.3

	$10,264.1	$83,110.1	$—	$93,374.2

Hedging derivative financial assets
Fair value hedges
Interest rate futures contracts	$27.0	$—	$—	$27.0
Cash flow hedges
Forward exchange contracts	—	7.4	—	7.4

	$27.0	$7.4	$—	$34.4

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$26.7	$—	$26.7

Hedging derivative financial liabilities
Cash flow hedges
Forward exchange contracts	$—	$15.6	$—	$15.6

In the fourth quarter of 2017, the Company reassessed the bid-ask spread and the transaction volume of the fixed income securities in determining whether there were quoted prices in active markets. Accordingly, the Company classified the fair value hierarchy levels of corporate bonds, agency bonds, agency mortgage-backed securities and some government bonds as level 2. To have consistent comparative basis, the Company had revised prior year classification from level 1 to level 2.

There were no purchases and disposals for assets classified as Level 3 for the years ended December 31, 2015, 2016 and 2017, respectively.

Valuation techniques and assumptions used in Level 2 fair value measurement

The fair values of financial assets and financial liabilities are determined as follows:

•	The fair values of corporate bonds, agency bonds, agency mortgage-backed securities, asset-backed securities, and government bonds are determined by quoted market prices provided by third party pricing services.

•	Forward exchange contracts and cross currency swap contracts are measured using forward exchange rates and the discounted curves that are derived from quoted market prices. For investments in commercial paper and time deposit designated as FVTPL, the fair values are determined by the present value of future cash flows based on the discounted curves that are derived from the quoted market prices.

3)	Fair value of financial instruments that are not measured at fair value

Except as detailed in the following table, the Company considers that the carrying amounts of financial instruments in the consolidated financial statements that are not measured at fair value approximate their fair values.

	December 31, 2016		December 31, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Held-to-maturity financial assets
Corporate bonds	$23,849.7	$23,996.4	$19,338.8	$19,541.4
Structured product	1,609.9	1,609.7	1,482.9	1,475.4
Commercial paper	8,628.2	8,630.8	—	—
Negotiable certificate of deposit	4,829.9	4,847.8	—	—

Financial liabilities
Measured at amortized cost
Bonds payable	191,193.6	192,845.3	150,201.1	152,077.7

Fair value hierarchy

The table below sets out the fair value hierarchy for the Company’s assets and liabilities which are not required to measure at fair value:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Held-to-maturity securities
Corporate bonds	$—	$23,996.4	$—	$23,996.4
Commercial paper	—	8,630.8	—	8,630.8
Negotiable certificate of deposit	—	4,847.8	—	4,847.8
Structured product	—	1,609.7	—	1,609.7

	$—	$39,084.7	$—	$39,084.7

Financial liabilities
Measured at amortized cost
Bonds payable	$—	$192,845.3	$—	$192,845.3

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Held-to-maturity securities
Corporate bonds	$—	$19,541.4	$—	$19,541.4
Structured product	—	1,475.4	—	1,475.4

	$—	$21,016.8	$—	$21,016.8

Financial liabilities
Measured at amortized cost
Bonds payable	$—	$152,077.7	$—	$152,077.7

In the fourth quarter of 2017, the Company reassessed the bid-ask spread and the transaction volume of the fixed income securities in determining whether there were quoted prices in active markets. Accordingly, the Company classified the fair value hierarchy levels of corporate bonds and bonds payable as level 2. To have consistent comparative basis, the Company had revised prior year classification from level 1 to level 2.

Valuation techniques and assumptions used in Level 2 fair value measurement

The fair values of corporate bonds and negotiable certificate of deposit are determined by quoted market prices provided by third party pricing services. The fair value of structured products are determined by quoted market prices provided by the counterparty.

The fair value of commercial paper is determined by the present value of future cash flows based on the discounted curves that are derived from the quoted market prices.

The fair value of the Company’s bonds payable is determined by quoted market prices provided by third party pricing services.